Investment Strategy	Oct. 28, 2026
Catalyst Insider Buying Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a portfolio of common stocks and a multi-risk premia strategy that provides exposure to quantitative investment strategies.

The Fund invests in common stocks of U.S. companies, including real estate investment trusts (“REITs”), and American Depositary Receipts (“ADRs”). The Fund purchases positions in stocks that are experiencing insider buying by corporate executives, directors, large shareholders or activist shareholders. The Fund may invest in companies of any market capitalization, including smaller-sized companies, but intends to emphasize larger capitalization stocks.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider and large shareholder buying and selling activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders and large or activist shareholders know more about the prospects of the company than anybody else.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund also invests in an absolute return, multi-risk premia strategy with exposure to various asset classes and strategies that have historically demonstrated the potential to produce attractive total return over the long term with low to moderate correlation to equities and bonds. The Fund seeks to gain this exposure by investing in one or more structured notes and/or one or more non-exchange-traded total return swap contracts.

The absolute return, multi-risk premia strategy (i.e., a multi-risk factor strategy) attempts to capture various sources of systematic risk premia in capital markets. Risk premia refers to sources of return derived from accepting risks beyond those inherent in traditional broad market exposures, such as long-only broad-market equity and bond indexes. Risk premia are considered the building blocks of many variable (i.e., non-linear) and hedged investment strategies. Risk premia strategies typically use publicly traded instruments and tend to have lower correlation to equities and bonds, as well as to one another.

The multi-risk premia strategy provides exposure to a blend of Carry, Momentum, Value and Volatility Risk Premia across equity, commodity, foreign exchange and fixed income markets and invests in futures contracts and options on equity indices, commodities, government bonds and non-government bonds, interest rates and currency forwards.

●	Carry Risk Premia: Captures the tendency for higher yielding assets to outperform lower yielding assets over time. Typical Carry Risk Premia strategies include having long, high carry assets and short, low carry assets. An example is to synthetically buy high yielding currency forward contracts and sell low yielding currency forward contracts.

●	Momentum Risk Premia: Captures the tendency for assets that have performed well in the recent past to continue to perform well, and assets that have performed poorly in the recent past to continue to perform poorly. Typical Momentum Risk Premia strategies include being long historically high performing assets and being short historically low performing assets. An example is to synthetically buy positive trending futures contracts and sell negatively trending futures contracts across multiple asset classes.

●	Volatility Risk Premia: Captures the behavioral tendency of markets to over-exaggerate implied or expected volatility. Typical Volatility Risk Premia strategies include being short an asset’s expected end-of-day price standard deviation (implied volatility) and being long an asset’s realized end-of-day price standard deviation (realized volatility) over a specified period. An example would be writing ultra short put options on the S&P 500 Index with an intra-day delta hedge.

●	Value Risk Premia: Captures the behavioral tendency of asset prices to mean revert to fair value anchors. Typical Value Risk Premia strategies include short term mean-reversion strategies that use price and fundamental indicators to open short positions in “overbought” assets and open long positions in “oversold” assets. An example would be to open short positions in overbought currency pairs and open long positions in oversold currency pairs.

The allocations across these risk premia strategies are made at the discretion of the Advisor with the intent to best complement the common stocks held by the Fund.

Investments in Subsidiary

The Advisor executes a portion of the Fund’s strategy by investing up to 25% of the Fund’s total assets in the Subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary invests the majority of its assets in structured notes and total return swap contracts. The Subsidiary is subject to the same investment restrictions as the Fund when viewed on a consolidated basis.

Strategy Portfolio Concentration [Text]	The Advisor executes a portion of the Fund’s strategy by investing up to 25% of the Fund’s total assets in the Subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary invests the majority of its assets in structured notes and total return swap contracts. The Subsidiary is subject to the same investment restrictions as the Fund when viewed on a consolidated basis.
Catalyst Energy Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by primarily investing in the publicly-listed equity securities of U.S. and Canadian companies that generate a majority of their cash flow from midstream energy infrastructure activities. The Fund’s strategy aims to achieve current income and capital appreciation over the long-term. The Fund may also invest in the equity securities of master limited partnerships (“MLPs”) engaged in energy-related businesses. Most of the entities in which the Fund invests derive a majority of their revenue from energy infrastructure-related activities, including treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, or refined products. Under normal conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in companies that derive a majority of their revenue from energy infrastructure activities. The Fund may invest in U.S. and foreign issuers of any market capitalization.

The Fund intends to be taxed as a regulated investment company (“RIC”) and comply with all RIC-related restrictions, including limiting its investment in entities taxed as limited partnerships, including MLPs, to 25%.

SL Advisors, LLC, the Fund’s investment sub-advisor (the “Sub-Advisor”), utilizes an investment selection process that includes the analysis of various qualitative and quantitative factors. In evaluating securities for inclusion in the investment portfolio, the Sub-Advisor considers current distribution yield and likely growth prospects of the issuer of the security. Those issuers with a demonstrated history of stable and growing distributions are favored, as are those with well-regarded management teams. Each issuer’s competitive position is also evaluated, as is its new projects, its likelihood of successful execution, and its impact on future distribution growth. Securities will be sold when other appropriate securities are available with superior return prospects.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Distribution Policy: The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Catalyst Energy Infrastructure Fund Distribution Policy and Goals” section in the Fund’s Prospectus.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in companies that derive a majority of their revenue from energy infrastructure activities. The Fund may invest in U.S. and foreign issuers of any market capitalization.
Catalyst/MAP Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund primarily invests in equity securities of U.S. and foreign issuers including, without limitation, sponsored American Depositary Receipts (“ADRs”). The Fund may invest in the securities of companies with market capitalization volume of $300 million or more. The Fund may also write covered call options on its equity positions. The allocation of the Fund’s investments to U.S. and foreign issuers and among various levels of market capitalizations may vary substantially depending on various factors, including market conditions, but under normal conditions at least 40% of the Fund’s assets are invested in securities of issuers domiciled in at least 3 countries outside of the United States, and at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity securities. Equity securities include equity securities and options on equity securities.

Managed Asset Portfolios, LLC, the Fund’s investment sub-advisor (the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom-up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where a catalyst may unlock the intrinsic value of the company. Stocks are subsequently removed from the portfolio when the stock exceeds its estimated fair market value or when there is a change or deterioration at the company that causes the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal conditions at least 40% of the Fund’s assets are invested in securities of issuers domiciled in at least 3 countries outside of the United States, and at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity securities. Equity securities include equity securities and options on equity securities.
Catalyst Tactical Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by combining a tactical allocation process intended to offer downside protection during significant market declines, with individual stock selection. The Advisor uses a quantitative risk model that seeks to remain fully invested in equities continuously during bull market conditions, and to shift defensive only during sustained period of heightened equity market risk. This binary model is intended to identify extended time periods during which risk levels are anticipated to remain either acceptable for owning stocks or elevated above the expected reward.

Asset allocation between stocks or bonds is determined monthly based on the risk model’s binary output. A positive reading generally indicates that long-term market risk remains at a level the Advisor believes is currently acceptable for owning stocks, and results in a portfolio allocation to equities. A negative reading indicates that market risk has reached levels the Advisor believes are typically indicative of long-term, significant market declines, and results in a portfolio shift to fixed income securities. The portfolio may shift allocation at any point during the quarter, but generally reallocation only occurs upon the systematic month-end signal readings. The Advisor anticipates that the model may sustain a given signal for extended periods of time, potentially for multi-year periods.

The Fund’s default allocation is to equities. While maintaining equity exposure, the Advisor invests in a concentrated portfolio of stocks selected for earnings efficiency, company strength, and relative value. Stock selection is based on the Advisor’s ranking model that ranks stocks according to fundamental criteria. The Fund invests in U.S. listed mid-cap, large-cap and mega-cap companies. While maintaining an equity allocation, the Fund is reconstituted and rebalanced quarterly.

The Fund’s defensive portfolio consists of fixed income securities. Securities are selected for investment based on yields, prices, yield to maturity, duration and risk. The Fund may invest in domestic, investment-grade fixed income securities of any duration and maturity, but it generally will invest in short-term and intermediate-term U.S. Treasury bills and notes with one to ten years to maturity at the time of issuance. These fixed income positions are sold when the risk model produces a positive signal, and a new equity portfolio is established based on an updated stock selection model ranking.

Catalyst Dynamic Alpha Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. In addition to common stocks, other types of equity securities in which the Fund may invest include real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”). Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities defined as common stocks, REITs and ADRs. The Fund is managed using an approach that imposes no limits or restrictions on the market capitalization of its investments. The Fund’s investment strategy focuses on individual stock selection, taking into consideration the stock’s industry group. Using quantitative measures established by Cookson, Peirce & Co., Inc., the Fund’s investment sub-advisor (the “Sub-Advisor”), the Fund seeks to purchase equities which have stronger relative performance than other equities.

The Fund believes that the whole market approach provides one main advantage: it allows a shareholder to participate in all major areas of the U.S. equity market in a single fund, including companies of all sizes with both growth and value characteristics. In so doing, the Fund uses a proprietary, disciplined and quantitative process so that more stocks can be analyzed on a weekly basis more objectively than by following a more traditional, labor intensive investment process. The Sub-Advisor uses this process to continually analyze equity securities across various industries as candidates for purchase by the Fund. From the universe of stocks, the Sub-Advisor employs a proprietary analysis based on stock and industry strength, volatility and other factors to select particular stocks to buy, sell or hold. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In addition to common stocks, other types of equity securities in which the Fund may invest include real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”). Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities defined as common stocks, REITs and ADRs.
Catalyst Systematic Alpha Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to provide a total return that exceeds the BNP Paribas Catalyst Systematic Alpha Index III (the “Benchmark”). The Fund seeks excess return, after the impact of fees and expenses, above the Benchmark through investing in (i) securities that provide exposure to the Benchmark (“Benchmark Component”), (ii) securities that provide exposure to strategies of similar nature to the Benchmark components, and (iii) fixed income securities, primarily high quality, short-term U.S. corporate bonds issued by publicly traded companies, including real estate investment trusts (“REITs”) and convertible bonds for collateral management purposes (the “Fixed Income Component”). The Fund generally seeks exposure to the Benchmark by investing in structured notes, non-exchange-traded total return swap contracts, futures contracts and/or forward contracts. These instruments generate returns that approximate the Benchmark’s returns, either in whole or through a combination of the Benchmark’s components, with some or all of the Benchmark exposure instruments being held through a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The swap contracts may use the Benchmark or a modified version of the Benchmark, one or more components of the Benchmark, or an unrelated index as the reference asset. The Advisor selects non-Benchmark linked instruments with returns that it believes are highly correlated to those of the Benchmark. BNP Paribas (“BNP”) is the index sponsor and index calculation agent.

Benchmark Component

The Advisor executes the Benchmark Component of the Fund’s strategy by investing in structured notes, swap contracts, futures contracts and/or forward contracts, with some or all of these instruments being held through the Subsidiary. The Benchmark is an absolute return, multi-risk premia index (i.e., a multi-risk factor index) that attempts to capture various sources of systematic risks in the capital markets, each a Quantitative Investment Strategy (“QIS”). Risk premia refers to sources of return derived by accepting risks beyond those inherent in traditional broad market exposures. Risk premia are considered the building blocks of many variable (i.e., non-linear) and hedged investment strategies. Risk premia strategies typically use publicly traded instruments, tend to have low correlation to equities and bonds, as well as to one another, and have historically had persistent returns over a variety of market environments and time periods. The multi-risk premia strategy Benchmark seeks absolute returns through risk-balanced exposures to carry, momentum and reversal risk premia across the equity, commodity, forex and fixed income markets and synthetically invests in the components of the eleven pre-existing BNP Paribas Risk Premia Indexes (identified in the table below and, collectively, as the “Underlying Indexes”), which consist of futures contracts on equity indices, commodities, government bonds, and currency forwards. Certain Underlying Indexes may have significant exposure to particular countries or geographic regions and, as a result, the Fund may concentrate its investments in such geographic locations.

Underlying Indexes
BNP Paribas Cross Asset Trend Allocator ER Index
BNP Paribas Commodity Daily Dynamic Alpha Curve ex-Agriculture and Livestock ER Index
BNP Paribas Equity US Rotation Index
BNP Paribas Commodity Time-Series Backwardation ex-AL Index
BNP Paribas Commodity F3 PR Alpha ex-A&L ER Index
BNP Paribas Dynamic Equity Reversal US LS USD Index
BNP Paribas GALAXY G10 Excess Return USD Index
BNP Paribas GALAXY World Excess Return USD Index
BNP Paribas FX Mean Reversion G10 Selection USD Index
BNP Paribas STEER G10 Series II Excess Return USD Index
BNP Paribas Enhanced Kinetis Money Market Excess Return USD Index

●	Carry Risk Premium: Captures the tendency for higher yielding assets to outperform lower yielding assets over time. Typical Carry Risk Premium strategies include being long high carry assets and short low carry assets.

●	Momentum Risk Premium: Captures the tendency for assets that have performed well in the recent past to continue to perform well, and assets that have performed poorly in the recent past to continue to perform poorly. Typical Momentum Risk Premium strategies include being long historically high performing assets and being short historically low performing assets.

●	Reversal Risk Premium: Captures the behavioral tendency of markets to over exaggerate near-term market corrections. Typical Reversal Premium strategies include being long historically high performing assets and being short historically low performing assets over a short period of time.

The Benchmark uses a rules-based, risk-budget model to dynamically allocate across various Underlying Indexes and is constructed using a hypothetical portfolio comprised of the Underlying Indexes (the “Daily Portfolio”) based on each Underlying Index’s 252 day Historical Volatility, Volatility Budget, and current Daily Portfolio Value. The Benchmark’s exposure to each Underlying Index is determined daily and is greater than or equal to 0.

The Benchmark assigns a higher weight to Underlying Indexes exhibiting near-term low volatility and a lower weight to Underlying Indexes exhibiting near-term high volatility in an attempt to maintain a balanced exposure to the risk in each Carry, Momentum, and Reversal Risk Premia. The Benchmark may rebalance its exposure to the Underlying Indexes as frequently as daily to quickly adapt to various market conditions and risk levels.

The Fund may invest in other QIS beyond or in addition to the Benchmark if, in the opinion of the Advisor, the QIS investments position the Fund to outperform the Benchmark over the long term.

Fixed Income Component

The Fund seeks excess return above the Benchmark through active management of a fixed income portfolio. The Fund’s fixed income portfolio invests primarily in short-term U.S. corporate bonds issued by publicly traded companies, including REITs. The Fund may invest in corporate bonds, including convertible bonds, of any credit quality (with ratings ranging from AAA to C by S&P Global Ratings, or the equivalent by another national recognized statistical ratings organization), effective maturity or modified duration, but intends to hold a majority of the portfolio in investment grade corporate bonds (rated BBB- or higher by S&P Global Ratings, or the equivalent by another nationally recognized statistical ratings organization), with an average effective maturity of less than four years and an average duration of less than three and a half. Modified duration measures the change in the value of a bond in response to a 1% change in interest rates. The Fund will not purchase bonds that are in default.

The Advisor uses quantitative and qualitative screening processes to select bonds for investment by the Fund. The Advisor’s quantitative screen focuses on credit metrics, including total leverage ratio (total debt/earnings before interest, taxes, depreciation and amortization (“EBITDA”)), EBITDA interest coverage ratio (EBITDA/interest expense), and cash ratio (cash and equivalents/current liabilities). The Advisor’s qualitative review involves an analysis of company fundamentals, including business model, competitive advantages, cyclicality of the underlying industry, and addressable market opportunity. The Advisor generally sells bonds if the Advisor believes the bonds no longer offer favorable risk-adjusted return potential.

Investments in Subsidiary

The Advisor executes a portion of the Fund’s strategy by investing up to 25% of its total assets in the Subsidiary. The Subsidiary invests the majority of its assets in structured notes, swap contracts, futures contracts and/or forward contracts that seek to track the Benchmark. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

Strategy Portfolio Concentration [Text]	The Advisor executes a portion of the Fund’s strategy by investing up to 25% of its total assets in the Subsidiary. The Subsidiary invests the majority of its assets in structured notes, swap contracts, futures contracts and/or forward contracts that seek to track the Benchmark. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.
Catalyst Systematic High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by implementing options strategies on the Standard & Poor’s 500 Index (“S&P 500”), futures contracts on the S&P 500, or similar U.S. stock indexes or their futures contracts, and/or their underlying constituents. Options strategies may include buying and selling options, buying and selling option spreads, and writing covered call options. The Fund also invests collateral in excess of that needed for investing in options strategies in primarily high quality, short-term income-producing securities and cash and cash equivalents, including treasury securities and money market funds.

The Fund may invest in one or more non-exchange-traded total return swap contracts and/or one or more structured notes to gain exposure to some or all of the options strategies. These instruments can provide exposure to a basket of options strategies, including option writing and various options spreads. The options strategies are generally designed to take advantage of certain inefficiencies in the market and typically have a positive carry expectation (i.e., a positive net income expectation from putting on the options positions). The options strategies may implement risk mitigation techniques, including intraday delta hedging, which is a risk management strategy intended to reduce market exposure from written options by establishing offsetting positions in the underlying asset or related instruments. These types of options strategies may also be implemented directly without the use of a total return swap and/or structured note.

The Fund may also implement covered call strategies in which the Fund sells call options on securities it holds to generate premium income and provide partial downside protection. The covered call writing may be implemented directly or included within the basket of options strategies implemented via total return swap contracts and/or structured notes. To the extent the Fund utilizes covered calls, the Fund intends to write covered call options on stock indexes such as the S&P 500 or on individual large-capitalization stocks.

The Fund also invests in income-producing securities and cash and cash equivalents, some or all of which may serve as margin or collateral for the Fund’s options exposures. The income-producing securities in which the Fund may invest include short-term U.S. corporate bonds (including convertible bonds) and real estate investment trusts (“REITs”). The Fund may invest in corporate bonds of any credit quality (including “junk” bonds), effective maturity or average modified duration; however, under normal circumstances, the Fund intends to hold a majority of its portfolio in investment grade corporate bonds (i.e., those rated BBB or higher by S&P Global Ratings, or the equivalent by another nationally recognized statistical ratings organization).

The Advisor generally intends to hold such bonds to maturity, but may sell any such security if the Advisor believes that the securities no longer offer compelling risk-adjusted return potential.

Distribution Policy: The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies – Catalyst Systematic High Income Fund - Distribution Policy and Goals” section in the Fund’s Prospectus.

Catalyst Buffered Shield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in put and call options on exchange traded funds (“ETFs”) that track the S&P 500 Index (“Index ETFs”) and in fixed income securities. At time of purchase, the equity options component’s target allocation is between 0.5% and 7.5%, while the fixed income component’s target allocation is between 92.5% and 99.5%. The equity option component is designed to provide 100% notional exposure to the S&P 500 Index (the “Index”), with a level of hedge on the downside and participation on the upside to a certain cap. Using a combination of put and call options on Index ETFs, the Fund’s investment sub-advisor, Exceed Advisory LLC (the “Sub-Advisor”), initially executes the equity options strategy by seeking to provide an investment vehicle that limits losses to 12.5% when the Index declines in value, and to participate in increases in the Index up to approximately 15%. As the Index increases in value, the strategy seeks to increase the level of hedge on the downside and the cap on the upside by rebalancing or rolling the call and put strike levels in a given maturity to higher strike levels. By rebalancing, the strategy seeks to optimize risk / reward by lowering downside risk (through buying higher strike puts) and increasing upside potential (through selling higher strike calls), thus converting a hard cap to a soft cap. There may be times that the Sub-Advisor determines not to implement the Fund’s hedging strategy.

The fixed income component is designed to return a yield that is used to assist in purchasing the equity option component. The equity options strategy is intended to provide investment returns that are correlated with, but less volatile than, those of the Index. Although the option strategy includes a leverage component, the strategy also limits the Fund’s participation in Index gains.

Equity Options Component

The equity options strategy consists of exchange traded equity options. Options selected for the equity options component generally have a duration of approximately one year.

Put Options Sub-Component

Put options allow the purchaser, for a premium, to “put” a security to the seller of the option at a strike price. Put options are selected for the Fund to target participation in the Index if the Index decreases down to a maximum floor of 12.5% by selecting a short put whose strike price equals the current value of the Index and a long put whose strike price is below the current value of the Index. The Fund’s purchases and sales of put options result in “put spreads,” which are intended to allow the Fund to mitigate losses in the equity options component when the Index declines by more than 12.5% during the terms of the put spreads. The put spreads do not guard the Fund against Index losses in the equity options component of less than 12.5%, and only seeks to guard against such losses during the terms of the put spreads. All other losses in the equity options component will be borne by the Fund and shareholders. There is no guarantee that the put spreads will limit the losses in the equity options component to 12.5%. Put options do not protect against losses in the fixed income component of the Fund’s strategy.

Call Options Sub-Component

Call options allow the purchaser, for a premium, to “call” away a security from the seller of the option at a particular price, called the “strike price.” Normally, a buyer calls away a security at the strike price if the security’s market price is greater than the strike price. The call options are selected to target participation in the Index if the Index increases up to a maximum cap by selecting a long call whose strike price equals the current value of the Index and a short call whose strike price is above the current value of the Index. In this way, the Fund seeks to participate with the market up to the maximum cap. The Fund’s purchases and sales of call options result in “call spreads,” which are intended to allow the Fund to participate in increases in the Index up to approximately 15% during the terms of the call spreads.

The objective of the call options is to provide market participation up to the maximum cap while the objective of the put options is to provide a floor to negative performance and thereby limit exposure in a materially bearish environment. However, there is no guarantee that put and call options will limit the Fund’s losses in the equity options component.

Fixed Income Component

The fixed income component of the Fund’s portfolio consists of domestic short to medium term, investment grade, fixed coupon, senior or subordinated corporate bonds, and government securities with a typical maturity of 5 years or less, or ETFs that invest primarily in such securities. The Fund typically invests primarily in corporate debt. Fixed income securities are selected by identifying the highest yielding securities among a peer group with similar credit quality and maturity, while also ensuring portfolio diversification in terms of credit rating and industry.

Although the Fund’s strategy seeks to provide protection for large losses in the equity portion of the portfolio, an investor can still lose money on the fixed income portion such that the total loss in the portfolio as a whole could be more than the targeted 12.5%.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Catalyst/Millburn Hedge Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a portfolio comprised of (i) futures contracts, forward and spot contracts, and/or options on futures contracts, or swaps on the preceding or baskets of the preceding, on or related to the following sectors: currencies, interest rate instruments, stock indices, metals, energy and agricultural commodities, (the “Futures Component”), and (ii) equity exchange traded funds (“ETFs”), currently implemented via a portfolio of ETFs, but may also be implemented and/or augmented by single-name or baskets of equity securities, and common stocks (the “Equity Component”), intended to capitalize on the non-correlated, long term historical performance of the equities and managed futures asset classes The Fund also holds a large portion of its assets in cash, money market mutual funds, U.S. Treasury Securities, and other cash equivalents, some or all of which will serve as margin or collateral for the Fund’s investments.

Futures Component

The Futures Component of the Fund’s portfolio may hold long and short positions on futures contracts, forward and spot contracts and options on futures contracts and indices, or swaps on or baskets of the preceding holdings, and maintains cash and cash equivalents to be utilized as margin or collateral. The Fund invests 30% to 70% of its assets in the Futures Component. The Futures Component of the Fund’s assets are allocated among various asset classes, including equity, fixed income, commodities and currencies. Investments may be made in domestic and foreign markets, including emerging markets. Investment in these instruments may be made by the Fund directly or indirectly by investing through its Subsidiary (as described below).

The Fund’s sub-advisor, Millburn Ridgefield LLC (the “Sub-Advisor”), utilizes a set of proprietary trading systems developed by the Sub-Advisor to determine the Fund’s asset allocations. The trading systems generate buy or sell decisions in a particular market based on the analysis of technical market information (such as price, liquidity, and transaction costs) and/or non-price economic variables (such as economic statistics, interest rates, and supply/demand measures). The trading systems analyze these factors over a broad time spectrum that may range from several minutes to multiple years. The Sub-Advisor analyzes a number of additional factors in determining how the markets traded are allocated in the portfolio, including, but not limited to: profitability of an asset class or market; liquidity of a particular market; professional judgement; desired diversification among markets and asset classes; transaction costs; exchange regulations; and depth of market. Decisions whether to trade a particular market require the exercise of judgment. The decision not to trade certain markets for certain periods, or to reduce the size of a position in a particular market, may at times result in missing significant profit opportunities. The allocations are reviewed at least monthly, although changes may occur more or less frequently.

Equity Component

The Equity Component is intended to provide the Fund’s portfolio with long-term, strategic exposure to a number of U.S. and international liquid equity securities. The companies and/or ETFs held by the Fund may be of any market capitalization, sector and geographic location (including emerging markets). The Fund invests 30% to 70% of its assets in the Equity Component. The Fund’s Equity Component investments are taken on a relatively passive, long-only, “buy-and-hold” basis.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Investments in Subsidiary

The Sub-Advisor executes a portion of the Fund’s strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in commodities and other futures contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

Strategy Portfolio Concentration [Text]	The Sub-Advisor executes a portion of the Fund’s strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”).
Catalyst Nasdaq-100 Hedged Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and derivative instruments that provide exposure to the NASDAQ-100 Index® (“NDX”). The Fund may obtain its NDX exposure through: (i) direct holdings of common stocks comprising the NDX (using a replication or near-replication methodology); (ii) exchange traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) that track the NDX; and (iii) long options, call spreads, or option combinations on the NDX and/or CME E-mini Nasdaq-100 futures contracts (including long-dated options with maturities up to one year or more) to capture equity upside and long market exposure. The Fund may also hold cash, cash equivalents, and short-term U.S. Treasury obligations as collateral for certain of its derivative positions. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives are valued at their notional amount. The NDX is a large-capitalization growth index comprised of the 100 largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

The Fund employs a written call option overlay to implement a hedged equity strategy and to generate cash flow and manage portfolio risk. The Fund systematically writes (sells) call options on broad-based index products, including Cboe NDX and Micro NDX, and on futures contracts, including CME E-mini Nasdaq-100 futures contracts. The call options written by the Fund generally have short-dated maturities of approximately two weeks (but can be longer if necessary, as long as they remain covered calls) and are typically systematically rolled to generate cash flow from option premiums.

In exchange for the premiums received from writing call options, the Fund forgoes NDX price appreciation above the exercise price (strike price) of the short options during the option period. This loss of upside opportunity may be offset in whole or in part by any long equity, futures contract, or option positions held by the Fund.

The Sub-Advisor dynamically manages the overall portfolio exposure and option overlay to seek broad equity market participation while maintaining downside buffer characteristics.

Distribution Policy: The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies – Catalyst Nasdaq-100 Hedged Income Fund - Distribution Policy and Goals” section in the Fund’s Prospectus.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	For purposes of determining compliance with the Fund’s 80% investment policy, derivatives are valued at their notional amount. The NDX is a large-capitalization growth index comprised of the 100 largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.
Catalyst/Aspect Enhanced Multi-Asset Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a portfolio composed of two components: (i) a “Managed Futures Component” consisting of global financial and commodity futures, currency forwards and other derivative contracts on or related to sectors or assets classes, including currencies, interest rate instruments, stock indices, metals, energy and agricultural commodities, and (ii) a “60/40 Component” consisting of a portfolio investing in U.S. equity and U.S. fixed income markets through financial futures and U.S. bond exchange-traded funds (“ETFs”). The Fund expects to allocate between 5%-40% of its assets in the Managed Futures Component and between 40%-60% of its assets in the 60/40 Component. The Fund holds the balance of its assets in cash and cash equivalents.

Managed Futures Component

The Managed Futures Component of the Fund’s portfolio may hold long and short positions in futures, forwards and other derivative contracts, and maintains cash and cash equivalents to be utilized as margin. The Managed Futures Component of the Fund’s assets are allocated among various sectors or asset classes, including currencies, interest rate instruments, stock indices, metals, energy and agricultural commodities. Investments may be made in domestic and foreign markets, including emerging markets. Investment in these instruments may be made by the Fund directly or indirectly by investing through its Subsidiary (as described below).

The Advisor engages a sub-advisor, Aspect Capital Limited (the “Sub-Advisor”), to manage the Fund’s portfolio. In managing the Managed Futures Component, the Sub-Advisor utilizes a set of proprietary trading systems, developed by the Sub-Advisor, to determine the Fund’s asset allocations. A quantitative process is used to collect, process and analyze market price data in order to determine the direction and strength of the trend opportunities in each sector or asset class of the component, and determine buy or sell decisions accordingly. The process used is similar across all sectors and contracts, based on the Sub-Advisor’s belief in diversification and with the aim of avoiding over-optimization and/or over-fitting of the model to individual market idiosyncrasies or to the recent past. The quantitative process seeks to harvest opportunities over various timescales, from a small number of days to six months or more. By maintaining a comparatively small exposure to any individual contract, the strategy seeks to achieve true sector and contract diversification, thereby allowing a wide range of opportunities to be captured and maximizing expected long-term, risk-adjusted returns.

The Fund actively trades this component of the Fund’s portfolio, which may lead to higher transaction costs that may offset Fund performance.

60/40 Component

The 60/40 Component is intended to provide the Fund’s portfolio with long-term, strategic broad-based exposure to liquid U.S. equity and U.S. fixed income securities, similar to that of a traditionally weighted U.S. investment portfolio. The Sub-Advisor aims to allocate approximately 60% of the component’s assets to U.S. equity markets through investment in S&P 500 futures contracts and approximately 40% of the component’s assets to U.S. bond markets through investing in various futures contracts and/or U.S. bond ETFs. The Fund’s 60/40 Component investments are taken on a relatively passive, long-only, “buy-and-hold” basis. With respect to the 60/40 Component’s 40% allocation to the U.S. bond markets, the Fund may invest in ETFs that hold securities of any maturity or duration and intends to hold a majority of the portfolio in investment grade corporate bonds (rated BBB or higher by S&P Global Ratings, or the equivalent by another nationally recognized statistical ratings organization). The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Investments in Subsidiary

The Advisor executes a portion of the Fund’s strategy by investing up to 25% of its total assets in the Subsidiary. The Subsidiary invests the majority of its assets in commodities futures and other derivative contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

Strategy Portfolio Concentration [Text]	The Advisor executes a portion of the Fund’s strategy by investing up to 25% of its total assets in the Subsidiary. The Subsidiary invests the majority of its assets in commodities futures and other derivative contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.
Catalyst Insider Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in short-term U.S. corporate bonds issued by companies, including real estate investment trusts (“REITs”), whose executives are purchasing shares of the company’s common stock. The Fund may invest in corporate bonds, including convertible bonds, of any credit quality (including “junk” bonds), effective maturity or average modified duration, but intends to hold a majority of the portfolio in investment grade corporate bonds (rated BBB or higher by S&P Global Ratings or the equivalent by another nationally recognized statistical ratings organization) with an average effective maturity of less than four years and an average duration of less than three and a half years.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider buying activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes has the potential to substantially reduce the likelihood of bankruptcy. The underlying thesis is that corporate insiders know more about the prospects of the company than anybody else and would not take a stake in the equity of their company if the company were in jeopardy of declaring bankruptcy.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size, and other factors to select what the Advisor believes to be the most significant insider buying signals – the signals that are historically associated with companies that have avoided bankruptcy. Corporate bonds meeting the insider activity screen criterion are analyzed and selected in an attempt to establish a portfolio with the target credit quality, duration, maturity, and SEC yield (i.e., the income generated by a bond fund over a 30-day period after accounting for expenses). The Advisor generally intends to hold bonds to maturity, but positions may be sold if insider trading trends reverse in a manner the Advisor believes to be significant, or if the Advisor believes the bonds no longer offer favorable risk-adjusted return potential.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Catalyst/SMH High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests in a non-diversified group of low-quality, high yield corporate bonds and convertible securities. The Fund may invest, without limitation, in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds). The Fund may also invest in corporate issues that have defaulted. Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. While there are no restrictions on maturity, the bonds in the Fund’s portfolio generally have an average maturity of less than ten years. The Fund seeks capital appreciation from selling securities above the purchase price. Bonds may appreciate in value through an improvement in credit quality, among other reasons.

To select the securities in which to invest, SMH Capital Advisors, LLC, the Fund’s sub-advisor (“Sub-Advisor”), conducts fundamental credit research on each issuer. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund invests primarily in, and chooses its investments from, the following types of securities:

●	Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.

●	Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders. Preferred stock has a superior claim on the issuer’s income and assets relative to common stock, but a lower claim on assets than corporate bondholders.

●	Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

In addition, the Fund may also invest in other investment companies to the extent permitted by federal law and any exemptions granted to the Fund by the SEC.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/SMH Total Return Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Normally, the Fund invests primarily in a broad range of income-producing securities. These include equity securities, such as dividend-paying common stocks and REITs, and debt securities, such as interest-paying bonds and convertible bonds. The Fund may also invest in preferred stock, master limited partnerships (“MLPs”), and bank notes. The composition of the Fund’s investments in equity, debt, and cash or money market instruments may vary substantially depending on various factors, including market conditions.

Generally, at least 30% of the Fund’s assets is invested in equity securities. Subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may invest in other investment companies (“acquired funds”), including business development companies (“BDCs”) and other closed-end funds, and exchange-traded funds (“ETFs”). The Fund may invest in companies of any market capitalization, but generally focuses on stocks with capitalization between $500 million and $10 billion.

The Fund may invest up to 20% of its total assets in equity securities of issuers domiciled outside the United States, including, without limitation, sponsored American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in debt securities of non-U.S. issuers.

In addition, the Fund may invest, without limitation, in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Ratings or BB or lower by S&P Global Ratings, or unrated but determined by the Fund’s sub-advisor, SMH Capital Advisors, LLC (the “Sub-Advisor”) to be of equivalent quality), also known as “junk bonds.” While there are no restrictions on maturity, the bonds in the Fund’s portfolio generally have an average maturity of less than ten years.

The Sub-Advisor seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments with yields above the market average and generally focuses on value-oriented securities – those with low price to sales, price to book, and price to earnings ratios relative to their growth rates. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Distribution Policy: The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies – Catalyst/SMH Total Return Income Fund - Distribution Policy and Goals” section in this Prospectus.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its total assets in equity securities of issuers domiciled outside the United States, including, without limitation, sponsored American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in debt securities of non-U.S. issuers.
Catalyst/MAP Global Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Normally, the Fund invests primarily in a broad range of domestic and international, including emerging markets, fixed income and equity securities. These include debt securities, such as interest-paying bonds and convertible bonds, and equity securities, such as dividend-paying common stocks. The Fund may also invest in preferred stocks and write covered calls on equities. The composition of the Fund’s investments in equity, debt, and cash or money market instruments may vary substantially depending on various factors, including market conditions. Under normal circumstances, the Fund invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. Fixed income securities include interest-paying bonds and convertible bonds. Equity securities include common stock, preferred stock, and options on those securities.

The Fund may invest in the securities of companies with market capitalizations of $300 million or more and in the securities of companies of any credit quality. The Fund may invest its assets in equity securities of issuers domiciled outside the United States, including, without limitation, sponsored American Depositary Receipts (“ADRs”). The Fund may also invest its assets in debt securities of non-U.S. issuers. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, at least 40% of the Fund’s assets is in securities of issuers domiciled in at least three countries outside of the United States.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Ratings Service or BB or lower by S&P Global Ratings, or unrated but determined by the Fund’s investment sub-advisor, Managed Asset Portfolios, LLC (the “Sub-Advisor”) to be of equivalent quality), also known as “junk bonds.” While there are no restrictions on maturity, the bonds in the Fund’s portfolio generally have an average maturity of less than ten years.

The Sub-Advisor seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where a catalyst may unlock the intrinsic value of the company. Securities are subsequently removed from the portfolio when the stock exceeds its estimated fair market value, or when there is a change or deterioration at the company that causes the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. Fixed income securities include interest-paying bonds and convertible bonds. Equity securities include common stock, preferred stock, and options on those securities.
Catalyst/CIFC Senior Secured Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

In order to accomplish the Fund’s objective, the Fund invests in a portfolio composed mainly of senior secured corporate loans (sometimes referred to as “adjustable rate loans,” “floating rate loans” or “bank loans”). These loans hold a senior position in the capital structure and, at the time of purchase, are typically rated below investment grade. Such loans are considered to be speculative investments. The senior secured corporate loans in which the Fund invests generally are expected to bear interest at a floating rate based on Secured Overnight Financing Rate (“SOFR”), or such other alternative reference rate that has been adopted with respect to each loan. The Fund may invest in loans with financial maintenance covenants and loans that contain limited, if any, financial maintenance covenants that protect lenders (sometimes referred to as “covenant-lite” obligations). The Fund invests primarily in floating rate loans and other floating rate investments, but also may invest in other debt securities, including high yield securities (commonly referred to as “junk bonds”).

The Fund invests a majority of its assets in the securities of U.S. issuers, but may also invest in securities of non-U.S. issuers, including, without limitation, securities issued by Canadian, U.K., and European corporations. The Fund has no restrictions on investment maturity. The Fund may invest in both the primary and secondary markets, and may invest in secured corporate loans and other debt securities (which may be unsecured) made in connection with highly leveraged transactions, including, but not limited to, operating loans, leveraged buyout loans and bonds, and leveraged recapitalization loans and bonds. The Fund may also invest in debtor-in-possession loans (i.e., senior obligations issued in connection with restructuring proceedings).

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in senior secured debt instruments. Such debt instruments include: floating rate bonds; floating rate notes; floating rate debentures; tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities; and other investment companies (including exchange traded funds) (“ETFs”) that invest primarily in floating rate assets. The Fund considers the investments of the underlying funds when determining its compliance with this 80% policy. Asset-backed securities include collateralized loan obligations (“CLOs”). The Fund may invest in senior or subordinate tranches of a CLO or other structured product. The Fund may invest up to 20% of its total assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured or unsecured; short-term debt obligations, repurchase agreements and cash and cash equivalents that do not otherwise qualify as floating rate debt, and other investment companies, including money market funds and ETFs (other than ETFs that invest primarily in floating rate assets). Additionally, the Fund may receive equity securities from capital restructurings related to the floating rate instruments in which it invests. The Fund may sell or hold the equity securities received incidental to these investments for a period of time depending on market conditions. The Fund’s portfolio may be focused on a limited number of industries, asset classes, countries or issuers.

In constructing the Fund’s portfolio, the Fund’s sub-advisor, CIFC Investment Management LLC (the “Sub-Advisor”), uses a bottom-up approach that seeks to identify instruments that it believes are either mispriced relative to their risk or have a likelihood of near-term price appreciation. In addition, the Sub-Advisor seeks opportunities that generate income and have profit potential while managing default risk. In its assessment of individual instruments, the Sub-Advisor utilizes a disciplined approach that focuses on credit fundamentals, relative value, and active risk management. The Sub-Advisor monitors the Fund’s investments on an ongoing basis and will sell an investment when the value of the investment relative to its risk profile no longer meets the Sub-Advisor’s criteria for inclusion in the portfolio, or when a more attractive investment becomes available.

The Sub-Advisor also may implement a hedging strategy, when deemed appropriate to reduce risk of loss, that utilizes short sales and derivative instruments, including futures contracts, options, swap contracts, and options on futures and swap contracts. In particular, the Fund may take short positions, or obtain short exposure through derivatives, in U.S. Treasury bonds.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in senior secured debt instruments.
Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its total assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured or unsecured; short-term debt obligations, repurchase agreements and cash and cash equivalents that do not otherwise qualify as floating rate debt, and other investment companies, including money market funds and ETFs (other than ETFs that invest primarily in floating rate assets).
Catalyst Enhanced Income Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by primarily investing in agency and non-agency commercial and residential mortgage-backed securities (“MBS”) and other fixed income asset-backed securities, including securities backed by aircraft, automobiles, credit card receivables, and student loans.

The Fund does not limit its investments to a particular credit quality and may invest in distressed asset backed securities and other below investment grade securities (commonly referred to as “junk”) without limitation. Below investment grade securities are those rated below Baa3 by Moody’s Ratings or equivalently by another nationally recognized statistical rating organization, as well as non-rated securities. The MBS in which the Fund invests are generally liquid; in other words, they can be sold at approximately the current market value within 7 calendar days. The Fund may hold up to 15% of its net assets in illiquid investments. In managing the Fund’s investments, the Fund’s sub-advisor, Wynkoop, LLC (the “Sub-Advisor”), seeks to construct an investment portfolio with a weighted average maturity that ranges between 1 and 10 years and a weighted average effective duration that ranges between -9 and 9 years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The more sensitive a security is to changes in interest rates, the higher its volatility risk. For example, if a bond has a duration of 5 years, a 1% increase in rates would result in a 5% decline in share price. If a bond has a duration of 10 years, a 1% increase in interest rates would result in a 10% decline in share price. Unique to the residential MBS market are securities, such as interest-only securities and related derivatives, that have “negative duration.” This means that the value of these instruments normally increases with higher interest rates, the opposite of most other debt instruments. This generally allows some portion of the Fund’s market risk to be hedged with a purchase, rather than a short sale, and allows the Fund to realize positive cash flows on the hedge as a result of interest received with respect to that security.

The Sub-Advisor determines the allocation of the Fund’s investments across the various fixed income asset classes based on market supply and which asset classes it views as offering the best risk-adjusted values in the marketplace at a given time. However, the Fund expects to focus its investments in agency and non-agency commercial and residential MBS and, under normal circumstances, invests over 25% of its assets in agency and non-agency commercial and residential MBS. In selecting individual securities for investment by the Fund, the Sub-Advisor selects securities that it believes offer the best risk/return opportunity based on its analyses of a variety of factors, including collateral quality, duration, structure, excess interest, credit support, potential for greater upside, and less downside, capture, liquidity and market conditions, and favors undervalued investments that produce consistent returns in most interest rate environments. The Sub-Advisor attempts to diversify geographically and among the servicing institutions that service or originate the MBS.

Distribution Policy. The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed and is not designed to generate, nor is it expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies – Catalyst Enhanced Income Strategy Fund – Distribution Policy and Goals” section in this prospectus.

Strategy Portfolio Concentration [Text]	under normal circumstances, invests over 25% of its assets in agency and non-agency commercial and residential MBS.
Eventide Gilead Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Normally, the Gilead Fund invests primarily in a broad range of equity securities of any market capitalization. The Fund may invest without limitation in securities in companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”).

The Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”) analyzes the performance of potential investments not only for financial strength and outlook, but also for companies that are capable of serving well the needs of customers, employees, suppliers, communities, the environment and society broadly using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” From time to time, the Fund may invest a substantial portion of its assets in the stock of companies in one or more sectors of the economy, such as the technology, industrials, healthcare and life sciences sectors. The Fund may invest in private companies and other issuers whose securities may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”), which can impact their valuation. The Fund will not invest more than 15% of the Fund’s net assets in Illiquid Investments. The Fund may invest in development stage companies. The Adviser may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes adverse market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls on the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening process in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Consistent with the Adviser’s values, the Fund may invest in domestic and/or foreign fixed-income securities, such as notes (including standalone notes not rated by any agency), to help fund community development institutions and projects aimed at serving human needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Eventide Healthcare & Life Sciences Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities of companies in the healthcare and life sciences sectors, including common stock, options, preferred stock and convertible debt. Healthcare and life sciences companies include those companies that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. These companies may include private and other companies whose securities may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”), which can impact their valuation. The Fund will not invest more than 15% of the Fund’s net assets in Illiquid Investments. These companies may include development stage companies. The Fund may invest without limitation in securities of companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”). The Fund may invest in securities of companies of any market capitalization.

The Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”) utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities or have significant near-term appreciation potential and that are capable of serving well the needs of customers, employees, suppliers, communities, the environment, and society broadly using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” The Adviser favors investments that it believes will have relatively low correlation to the overall market. The valuation of these investments may respond dramatically to clinical trial outcomes or regulatory decisions, providing atypical upside or downside volatility.

The Adviser uses options strategies, such as calls, covered calls, and puts on individual securities, as well as options on securities indices, to enhance returns, generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes adverse market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls on the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Adviser only makes use of these derivative strategies where the derivatives’ underlying security is within or related to the sectors in which the Fund normally invests.

The Fund concentrates investments in drug-related industries by investing, under normal circumstances, over 25% of its assets in drug-related industries. This group of industries includes pharmaceutical, biotech and similar companies that primarily develop, produce or distribute drugs, medicines, diagnostic chemicals and biological products used to diagnose, prevent or treat diseases or maintain health.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening process in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Consistent with the Adviser’s values, the Fund may invest in domestic and/or foreign fixed-income securities, such as notes (including standalone notes not rated by any agency), to help fund community development institutions and projects aimed at serving human needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company’s practices are no longer consistent with the Adviser’s faith-based values.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities of companies in the healthcare and life sciences sectors, including common stock, options, preferred stock and convertible debt.
Strategy Portfolio Concentration [Text]	under normal circumstances, over 25% of its assets in drug-related industries.
Eventide Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund has significant flexibility to achieve its investment objective by primarily investing in a broad universe of income-producing securities. These securities include debt and equity securities of companies in the U.S. and other markets around the world. The Fund’s investments in foreign securities may be made, without limitation, directly or through American Depository Receipts (“ADRs”).

The Fund uses a balanced strategy making approximately equal allocations between equity income and fixed income with a “bottom-up” quality investing and secular theme focus that seeks to achieve consistent returns and lower volatility than the markets. There is no guarantee that the Fund will achieve this goal. The Fund’s balanced strategy means that equity investments do not typically represent more than 60% of the Fund’s portfolio. The Fund’s balanced strategy also means that the Fund invests at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities. The Fund is focused on identifying and investing in companies capable of increasing profitability, growth, and income distribution by serving well the needs of customers, employees, suppliers, communities, the environment, and society broadly using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” The Fund has broad discretion to invest in securities in the pursuit of the Fund’s objective. These securities may include, but are not limited to, common stocks, yieldcos (dividend growth-oriented public companies created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets in order to generate cash flow), real estate investment trusts (“REITs”), preferred stocks, corporate bonds, government agency bonds, municipal bonds, mortgage-backed securities, asset-backed securities (including auto loans and leases, equipment loans and leases, and credit cards), convertible securities and options. The Fund may invest in a particular type of security without limitation but limits its investment in a particular industry to less than 25% of the Fund’s net assets. The Fund may invest in companies of any market capitalization. The Fund may invest in bonds of any maturity and, under normal market conditions, the bonds held in the Fund’s portfolio have an average duration of between two and eight years. The Fund may invest in bonds of any credit quality including, without limitation, non-investment grade bonds rated below Baa3 by Moody’s or below BBB- by S&P (also known as “junk” bonds). The Fund may invest in private and other issuers whose securities may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”), which can impact their valuation. The Fund will not invest more than 15% of the Fund’s net assets in Illiquid Investments.

The Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”), utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Adviser favors investments that it believes will have relatively lower correlation or volatility to the overall market. The Adviser seeks to invest in securities that, in its opinion, are attractively valued, provide attractive current income, provide income appreciation potential, provide capital appreciation potential, and/or help to reduce overall portfolio volatility.

The Adviser may use options, such as puts or calls on individual securities, as well as options on securities indices, to enhance returns, generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes prudent. To enhance income, the Adviser has the ability to sell call options on stocks held in the portfolio (covered call writing). In exchange for the option premium received, the Fund gives up potential upside in the underlying stock. The Adviser also has the ability to write put options on stocks deemed to be attractive purchases at lower price levels. The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

The Adviser has retained Boyd Watterson Asset Management, LLC (the “Sub-Adviser”) to manage some of the Fund’s assets allocated for investment in the fixed income portion of the Fund’s portfolio. In selecting securities for investment by the Fund, the Sub-Adviser employs a top-down approach to determine how to structure the bond allocation taking into consideration duration, maturity, and sector allocation. The Sub-Adviser then initiates a process of security analysis based on several factors including, but not limited to, economic trends, industry assessments and issuer specific credit fundamentals.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening process in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Consistent with the Adviser’s values, the Fund may invest in domestic and/or foreign fixed-income securities, such as notes (including standalone notes not rated by any agency), to help fund community development institutions and projects aimed at serving human needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser or Sub-Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Distribution Policy. The Fund’s distribution policy is to make approximately twelve distributions to shareholders per calendar year. The frequency of distributions is based on the availability of distributable income and the investment needs of the Fund. The level of periodic distributions (including any return of capital) is not fixed and is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About Each Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies - Distribution Policy and Goals.”

Strategy Portfolio Concentration [Text]	The Fund’s balanced strategy also means that the Fund invests at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.
Eventide Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in securities with dividend growth attributes, which may include historical dividend growth characteristics and/or strong free cash flow generation and healthy balance sheet characteristics. The Fund has broad discretion to invest in securities selected by the Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”), in the pursuit of the Fund’s objectives and to maintain flexibility for investing in domestic and foreign securities across all market capitalizations and economic sectors without limitation. The Fund’s investments in foreign securities may be made either directly or through American Depository Receipts (“ADRs”). The Fund is focused on identifying and investing in companies capable of increasing profitability, growth, and dividend growth by serving well the needs of customers, employees, suppliers, communities, the environment, and society broadly.

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) is invested in the securities of companies that the Adviser believes have the ability to increase dividends over the long term. Although the Fund expects to invest primarily in dividend paying common stocks (including ADRs), the Fund may invest in other securities to pursue the Fund’s investment objectives. These other securities include yieldcos (e.g., dividend growth-oriented public companies created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets in order to generate cash flow), real estate investment trusts (“REITs”), convertible securities, and preferred stocks.

The Fund may invest in a particular type of security without limitation but limits its investment in a particular industry to less than 25% of the Fund’s net assets. The Fund may invest in private and other issuers whose securities may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”), which can impact their valuation. The Fund will not invest more than 15% of the Fund’s net assets in Illiquid Investments.

The Adviser utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Adviser favors investments that it believes will have relatively lower correlation or volatility to the overall market. The Adviser seeks to invest in securities that, in its opinion, are attractively valued, provide attractive current income, provide income appreciation potential, provide capital appreciation potential, and/or help to reduce overall portfolio volatility.

The Adviser may use options, such as puts or calls on individual securities, as well as options on securities indices, to enhance returns, generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes it to be prudent. To enhance income, the Adviser has the ability to sell call options on stocks held in the portfolio (covered call writing). In exchange for the option premium received, the Fund gives up potential upside in the underlying stock. The Adviser also has the ability to write put options on stocks that it has deemed to be attractive purchases at lower price levels.

The Adviser may also utilize a combination of puts and/or calls on the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening process in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Consistent with the Adviser’s values, the Fund may invest in domestic and/or foreign fixed-income securities, such as notes (including standalone notes not rated by any agency), to help fund community development institutions and projects aimed at serving human needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Distribution Policy. The Fund’s distribution policy is to make approximately four distributions to shareholders per calendar year. The frequency of distributions is based on the availability of distributable income and the investment needs of the Fund. The level of periodic distributions (including any return of capital) is not fixed and is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the Fund’s distribution rate or the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About Each Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Distribution Policy and Goals.”

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) is invested in the securities of companies that the Adviser believes have the ability to increase dividends over the long term.
Strategy Portfolio Concentration [Text]	The Fund may invest in a particular type of security without limitation but limits its investment in a particular industry to less than 25% of the Fund’s net assets.
Eventide Limited-Term Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective through investments in income-producing securities issued by entities deemed by the Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”) to be serving well the needs of customers, employees, suppliers, communities, the environment, and society broadly using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” Income-producing securities that the Fund may invest in include, but are not limited to, corporate bonds; preferred stocks, convertible debt and other hybrid securities that have debt and equity characteristics but are predominantly debt in nature; agency and non-agency residential and commercial mortgage-backed securities; asset-backed securities (including auto loans and leases, equipment loans and leases, and credit cards); green bonds (i.e., bonds that allow issuers to use proceeds for environmental projects); social bonds (i.e., bonds that allow issuers to use proceeds for social projects); sustainable bonds (i.e. bonds that are a combination of green and social bonds); government agency debt instruments; and municipal bonds (collectively, “Bonds”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Bonds.

Fixed income investments may be of any maturity, but the Fund’s weighted average effective portfolio duration will not exceed five years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The more sensitive a security is to changes in interest rates, the higher its volatility risk. For example, if a bond has a duration of 5 years, a 1% increase in rates would result in approximately a 5% decline in the bond’s price. If a bond has a duration of 10 years, a 1% increase in interest rates would result in approximately a 10% decline in the bond’s price. The Fund may invest in bonds of any credit quality, including, without limitation, non-investment grade bonds rated below Baa3 by Moody’s or below BBB- by S&P (also known as “junk” bonds) but expects to invest predominantly in investment grade securities. With respect to both fixed income and equity securities, the Fund may invest in the securities of foreign entities and may invest in companies of any market capitalization. The Fund may invest in private and other issuers whose securities may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”), which can impact their valuation. The Fund will not invest more than 15% of the Fund’s net assets in Illiquid Investments.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening process in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Consistent with the Adviser’s values, the Fund may invest in domestic and/or foreign fixed-income securities, such as notes (including standalone notes not rated by any agency), to help fund community development institutions and projects aimed at serving human needs such as those of low-to-moderate income families and communities.

Investments that meet the Adviser’s faith-based criteria are analyzed by the Fund’s investment sub-adviser, Boyd Watterson Asset Management, LLC (the “Sub-Adviser”) for possible inclusion in the Fund’s portfolio. The Sub-Adviser builds the Fund’s portfolio based on macroeconomic trends and forecasts in economic growth, inflation expectations, and monetary policy. The Sub-Adviser strives to generate excess return through sector allocation (adjusting allocations across major sectors of the bond market based on assessments of fundamentals and current versus historical valuation relationships), duration management (holding securities to optimize interest rates), yield curve positioning (adjusting holdings to capitalize on expected changes in the Treasury yield curve), and security selection. The ability of the Sub-Adviser to deliver returns varies according to the economic and market environment. The Sub-Adviser’s methods are intended to accumulate value over a full market cycle.

Securities may be sold when the Adviser or the Sub-Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company’s practices are no longer consistent with the Adviser’s faith-based values.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Bonds.
Eventide Exponential Technologies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in companies that the Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”) believes are participating in and benefitting from technologies, innovations, technology themes, or technology trends. The types of companies represented in the Fund’s portfolio include, but are not limited to, companies falling within the information technology, internet media and services, healthcare technology, healthcare devices, or financial technology (i.e., Fintech) industries. The Fund invests primarily in companies that the Adviser believes are participating in and benefitting from technologies, innovations, themes, or trends that have long-term exponential characteristics and that serve well the needs of customers, employees, suppliers, communities, the environment, and society broadly using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” The term “exponential” means the potential for accelerated advancements in technologies that can positively impact capabilities and development cycles of a company’s products and services. Not every company in the Fund’s portfolio will experience exponential growth, and the Fund is not expected to deliver exponential returns.

The Adviser utilizes a fundamental “bottom-up” analysis and quantitative screening to find and evaluate investments for the Fund’s portfolio. The Adviser seeks attractively valued securities that, in its opinion, represent above-average long-term investment opportunities or have significant near-term appreciation potential. The Adviser’s investment opportunity screening considers strong organic revenue growth, growing market share, superior unit economics (e.g., considering metrics and lifecycles unique to particular businesses), defensible competitive advantages and quality management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security which, in turn, is partly based on the Adviser’s earnings calculations.

The Fund gains exposure to technology companies primarily through investing in equity securities including common stock, options, and preferred stock. The Fund may invest in private and other issuers whose securities may have legal or contractual restrictions on resale or are otherwise illiquid, which can impact their valuation. The Fund will not invest more than 15% of the Fund’s net assets in these illiquid investments. These companies include development stage companies that have not commenced business operations or have not generated significant revenue. The Fund invests without limitation in securities of companies domiciled outside the United States either directly or through American Depositary Receipts (“ADRs”). The Fund may invest in securities of companies of any market capitalization.

The Adviser uses options strategies to enhance returns, generate income, reduce portfolio volatility, or reduce downside risk when the Adviser believes adverse market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls regarding the same security or puts and calls on related securities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The Fund concentrates investments in the software, technology hardware and equipment, semiconductor, and communications group of industries because, under normal circumstances, it invests over 25% of its net assets in companies in this group of industries.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening process in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Consistent with the Adviser’s values, the Fund may invest in domestic and/or foreign fixed-income securities, such as notes (including standalone notes not rated by any agency), to help fund community development institutions and projects aimed at serving human needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company’s practices are no longer consistent with the Adviser’s faith-based values.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in companies that the Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”) believes are participating in and benefitting from technologies, innovations, technology themes, or technology trends.
Strategy Portfolio Concentration [Text]	The Fund concentrates investments in the software, technology hardware and equipment, semiconductor, and communications group of industries because, under normal circumstances, it invests over 25% of its net assets in companies in this group of industries.
Eventide Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective through investments in income-producing securities issued by entities deemed by the Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”), to be serving well the needs of customers, employees, suppliers, communities, the environment, and society broadly using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” Income producing securities that the Fund may invest in include, but are not limited to, corporate bonds; preferred stocks, convertible debt and other hybrid securities that have debt and equity characteristics but are predominantly debt in nature; agency and non-agency residential and commercial mortgage-backed securities; asset-backed securities (including auto loans and leases, equipment loans and leases, and credit cards); green bonds (i.e., bonds that allow issuers to use proceeds for environmental projects); social bonds (i.e., bonds that allow issuers to use proceeds for social projects); sustainable bonds (i.e., bonds that are a combination of green and social bonds); government agency debt instruments; and municipal bonds (collectively, “Bonds”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Bonds.

The Fund may invest in Bonds of any maturity and, under normal market conditions, the Bonds held by the Fund have a weighted average duration between three years and nine years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The more sensitive a security is to changes in interest rates, the higher its volatility risk. For example, if a bond has a duration of 5 years, a 1% rise in rates would result in approximately a 5% decline in the bond’s price. If a bond has a duration of 10 years, a 1% rise in interest rates would result in approximately a 10% decline in the bond’s price. The Fund invests predominantly in investment grade securities. With respect to both fixed income and equity securities, the Fund may invest in the securities of foreign entities and may invest in companies of any market capitalization. The Fund may invest in private and other issuers whose securities may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”), which can impact their valuation. The Fund will not invest more than 15% of the Fund’s net assets in Illiquid Investments.

Faith-Based Screening. The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening process in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Consistent with the Adviser’s values, the Fund may invest in domestic and/or foreign fixed-income securities, such as notes (including standalone notes not rated by any agency), to help fund community development institutions and projects aimed at serving human needs such as those of low-to-moderate income families and communities.

Investments that meet the Adviser’s faith-based criteria are analyzed by the Fund’s investment sub-adviser, Boyd Watterson Asset Management, LLC (the “Sub-Adviser”) for possible inclusion in the Fund’s portfolio. The Sub-Adviser builds the Fund’s portfolio based on macroeconomic trends and forecasts in economic growth, inflation expectations, and monetary policy. The Sub-Adviser strives to generate excess return through sector allocation (adjusting allocations across major sectors of the bond market based on assessments of fundamentals and current versus historical valuation relationships), duration management (holding securities to optimize interest rates), yield curve positioning (adjusting holdings to capitalize on expected changes in the Treasury yield curve), and security selection. The ability of the Sub-Adviser to deliver returns varies according to the economic and market environment. The Sub-Adviser’s methods are intended to accumulate value over a full market cycle.

Securities may be sold when the Adviser or the Sub-Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company’s practices are no longer consistent with the Adviser’s faith-based values.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Bonds.
Eventide Large Cap Focus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by primarily investing in a broad range of equity securities of large capitalization companies. The Fund’s investment adviser, Eventide Asset Management, LLC (“Eventide” or the “Adviser”), utilizes a fundamental “bottom-up” analysis to evaluate investments for inclusion in the Fund’s portfolio and seeks to identify and invest the Fund’s assets in companies capable of sustaining and/or increasing profitability and/or revenue growth and that serve well the needs of customers, employees, suppliers, communities, the environment, and society broadly using the Adviser’s faith-based screening criteria as more fully described below under “Faith-Based Screening.” Equity securities that the Fund may invest in include, but are not limited to, common stocks (including American Depositary Receipts (“ADRs”)), yieldcos, (e.g., dividend growth-oriented public companies created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets, such as solar and wind power, in order to generate cash flow), real estate investment trusts (“REITs”), convertible bonds, preferred stocks, and master limited partnerships (“MLPs”). Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in large capitalization companies. The Fund considers its investment in derivatives, based on their marked to market value, when determining its compliance with this test. Large capitalization companies are defined as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Bloomberg U.S. 500 Total Return Index (the “Index”). The capitalization range of the Index is between $10.6 billion and $5.5 trillion as of September 30, 2026. The size of the companies included in the Index will change with market conditions.

The Fund may invest without limitation in securities in companies domiciled outside the United States either directly or through ADRs. The Fund may invest a substantial portion of its assets in the stock of companies in one or more sectors of the economy, such as the technology, industrial, consumer discretionary and healthcare sectors. The Fund concentrates investments in the software and semiconductor industries by investing, under normal circumstances, over 25% of its assets in companies in this group of industries.

The Fund may invest in private companies and other companies whose shares may have legal or contractual restrictions on resale or are otherwise illiquid (“Illiquid Investments”), which can impact their valuation. The Fund will not invest more than 15% of the Fund’s net assets in Illiquid Investments. The Adviser may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes adverse market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls on the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

Faith-Based Screening, The Adviser uses its proprietary screening methodology to analyze all potential investments for the company’s ability to operate with integrity and to create value for customers, employees, and other stakeholders by reflecting the values described below. The values assessed in the Adviser’s screening process are inspired by the Christian faith and rooted in a biblical worldview. While few companies may reach these ideals in every area of their business, these principles articulate the Adviser’s highest expectations for the companies in which the Fund invests. The Adviser uses its screening process in connection with other fundamental research processes to establish the Fund’s eligible investment universe. Securities are generally ineligible within the Fund’s portfolio unless the Adviser believes that the faith-based screens are met. If the Adviser’s research identifies events and/or business changes suggesting that a portfolio company no longer meets the faith-based criteria, the Fund may hold the company’s securities while the Adviser performs additional research, including possible direct engagement with the company to assess practices. The Adviser’s faith-based screening process for potential investments does not apply relative weights between values-based factors and financial factors. There is no guarantee that the Adviser will be able to successfully screen out all companies that are inconsistent with the following principles which help to guide the Adviser’s research and investment framework. Specifically, the Adviser seeks to invest in companies that reflect the following values:

■	Respecting the value and freedom of all people: this includes the right to life at all stages and freedom from addictive behaviors caused by gambling, pornography, tobacco, and alcohol.

■	Demonstrating a concern for justice and peace: this includes fair and ethical relationships with customers, suppliers, and business partners and avoiding products and services that promote weapons production and proliferation.

■	Promoting family and community: this includes protecting children from violent forms of entertainment and serving low-income communities.

■	Exhibiting responsible management practices: this includes fair dealing with employees, communities, competitors, suppliers, and customers as demonstrated by a company’s record regarding litigation, regulatory actions against the company, and its record of providing products and services that improve the lives of people.

■	Practicing environmental stewardship: this includes practices considered more sustainable than those of industry peers, reduction in environmental impact when compared to previous periods, and/or the use of more efficient and cleaner energy sources.

The Adviser applies a combination of methods within its fundamental research process and systems to help cover a range of company-related information. This includes qualitative and quantitative data that can inform the Adviser’s investment decisions, such as company reports, news and research offered by third parties. This information can reflect on a company’s financial and competitive position, risks, and business reputation and ethical standing in the marketplace. The Adviser typically obtains values-based data from multiple third-party providers, which the Adviser changes from time to time based on research needs and industry developments. Values-based data offers additional inputs to the Adviser’s fundamental research process and investment framework. The Adviser views third-party information as part of its overall research rather than assigning any particular data source as the determinative factor in investment decisions. The Adviser believes that considering a broad range of research information, from multiple sources, can help to mitigate risks associated with misinterpreting data or relying on inaccurate information provided by third parties, but cannot guarantee that any third-party information it receives is accurate or free of defects. The Adviser maintains research supporting its investment decisions.

Consistent with the Adviser’s values, the Fund may invest in domestic and/or foreign fixed-income securities, such as notes (including standalone notes not rated by any agency), to help fund community development institutions and projects aimed at serving human needs such as those of low-to-moderate income families and communities.

Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities or when the Adviser believes the underlying company is no longer consistent with the Adviser’s faith-based values.

Strategy Portfolio Concentration [Text]	under normal circumstances, over 25% of its assets in companies in this group of industries.